[logo] M F S(R)                                               SEMIANNUAL REPORT
INVESTMENT MANAGEMENT                                         JANUARY 31, 2003


[graphic omitted]

                             MFS(R) EUROPEAN EQUITY FUND
                             MFS(R) INTERNATIONAL EQUITY FUND
                             (FORMERLY KNOWN AS MFS(R) INTERNATIONAL ADR FUND)

--------------------------------------------------------------------------------
NOT FDIC INSURED                 MAY LOSE VALUE                NO BANK GUARANTEE
     NOT A DEPOSIT            NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
--------------------------------------------------------------------------------

MFS(R) EUROPEAN EQUITY FUND
MFS(R) INTERNATIONAL EQUITY FUND

The following tables present certain information regarding the Trustees and officers of MFS Series Trust X, of which each fund is a series, including their principal occupations, which, unless specific dates are shown, are of more than five years" duration, although the titles may not have been the same throughout.

             NAME, AGE, POSITION WITH THE TRUST, PRINCIPAL OCCUPATION, AND OTHER DIRECTORSHIPS(1)

INTERESTED TRUSTEES

JEFFREY L. SHAMES* (born 06/02/55) Trustee,              LAWRENCE T. PERERA (born 06/23/35)
Chairman                                                 Trustee
Massachusetts Financial Services Company, Chairman       Hemenway & Barnes (attorneys), Partner

JOHN W. BALLEN* (born 09/12/59) Trustee and              WILLIAM J. POORVU (born 04/10/35)
President                                                Trustee
Massachusetts Financial Services Company, Chief          Private investor; Harvard University Graduate
Executive Officer and Director                           School of Business Administration, Class of 1961
                                                         Adjunct Professor in Entrepreneurship Emeritus;
                                                         CBL & Associates Properties, Inc. (real estate
KEVIN R. PARKE* (born 12/14/59) Trustee                  investment trust), Director
Massachusetts Financial Services Company, Chief
Investment Officer, President and Director               J. DALE SHERRATT (born 09/23/38) Trustee
                                                         Insight Resources, Inc. (acquisition planning
                                                         specialists), President; Wellfleet Investments
INDEPENDENT TRUSTEES                                     (investor in health care companies), Managing
                                                         General Partner (since 1993); Cambridge
LAWRENCE H. COHN, M.D. (born 03/11/37) Trustee           Nutraceuticals (professional nutritional
Brigham and Women's Hospital, Chief of Cardiac           products), Chief Executive Officer (until May
Surgery; Harvard Medical School, Professor of            2001); Paragon Trade Brands, Inc. (disposable
Surgery                                                  consumer products), Director (until January 2002)

                                                         ELAINE R. SMITH (born 04/25/46) Trustee
WILLIAM R. GUTOW (born 09/27/41) Trustee                 Independent health care industry consultant
Private investor and real estate consultant;
Capitol Entertainment Management Company (video          WARD SMITH (born 09/13/30) Trustee
franchise), Vice Chairman                                Private investor; Sundstrand Corporation
                                                         (manufacturer of highly engineered products for
                                                         industrial and aerospace applications), Director
J. ATWOOD IVES (born 05/01/36) Trustee                   (until June 1999)
Private investor; KeySpan Corporation (energy
related services), Director; Eastern Enterprises
(diversified services company), Chairman, Trustee
and Chief Executive Officer (until November 2000)


ABBY M. O'NEILL (born 04/27/28) Trustee
Private investor; Rockefeller Financial Services,
Inc. (investment advisers), Chairman and Chief
Executive Officer

OFFICERS

JEFFREY L. SHAMES (born 06/02/55) Trustee,               RICHARD M. HISEY (born 08/29/58) Treasurer
Chairman                                                 Massachusetts Financial Services Company, Senior
Massachusetts Financial Services Company, Chairman       Vice President (since July 2002); The Bank of New
                                                         York, Senior Vice President (September 2000 to
                                                         July 2002); Lexington Global Asset Managers, Inc.,
JOHN W. BALLEN (born 09/12/59) Trustee and               Executive Vice President and General Manager
President                                                (prior to September 2000)
Massachusetts Financial Services Company, Chief
Executive Officer and Director                           ELLEN MOYNIHAN (born 11/13/57) Assistant Treasurer
                                                         Massachusetts Financial Services Company, Vice
                                                         President
JAMES R. BORDEWICK, JR. (born 03/06/59) Assistant
Secretary and Assistant Clerk                            JAMES O. YOST (born 06/12/60) Assistant Treasurer
Massachusetts Financial Services Company, Senior         Massachusetts Financial Services Company, Senior
Vice President and Associate General Counsel             Vice President


STEPHEN E. CAVAN (born 11/06/53) Secretary and
Clerk
Massachusetts Financial Services Company, Senior
Vice President, General Counsel and Secretary

ROBERT R. FLAHERTY (born 09/18/63) Assistant
Treasurer
Massachusetts Financial Services Company, Vice
President (since August 2000); UAM Fund Services,
Senior Vice President (prior to August 2000)

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. This means that each Trustee will be elected to hold office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Each officer will hold office until his or her successor is chosen and qualified, or until he or she retires, resigns or is removed from office.

Messrs. Shames, Ives, Perera and Poorvu, and Ms. Smith have served in their capacity as Trustee of the Trust continuously since originally elected or appointed. Messrs. Ballen and Gutow have each served as a Trustee of the Trust since August 1, 2001. Messrs. Cohn, Sherratt and Smith, and Ms. O'Neill were elected by shareholders and have served as Trustees of the Trust since January 1, 2002. Mr. Parke has served as Trustee of the Trust since January 1, 2002.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 112 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request, by calling 1-800-225-2606.

(1) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
  * "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the 1940
    Act) which is the principal federal law governing investment companies like the Trust. The address of MFS is
    500 Boylston Street, Boston, Massachusetts 02116.

INVESTMENT ADVISER                                       INVESTOR SERVICE
Massachusetts Financial Services Company                 MFS Service Center, Inc.
500 Boylston Street                                      P.O. Box 2281
Boston, MA 02116-3741                                    Boston, MA 02107-9906

DISTRIBUTOR                                              For general information, call toll free:
MFS Fund Distributors, Inc.                              1-800-225-2606 any business day from 8 a.m. to
500 Boylston Street                                      8 p.m. Eastern time.
Boston, MA 02116-3741
                                                         For service to speech- or hearing-impaired
DIRECTOR OF GLOBAL EQUITY RESEARCH                       individuals, call toll free: 1-800-637-6576 any
David A. Antonelli+                                      business day from 9 a.m. to 5 p.m. Eastern time.
                                                         (To use this service, your phone must be equipped
CUSTODIANS                                               with a Telecommunications Device for the Deaf.)
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110                    For share prices, account balances, exchanges or
                                                         stock and bond outlooks, call toll free:
JP Morgan Chase Bank                                     1-800-MFS-TALK (1-800-637-8255) anytime from a
One Chase Manhattan Plaza                                touch-tone telephone.
New York, NY 10081
                                                         WORLD WIDE WEB
INVESTOR INFORMATION                                     www.mfs.com
For information on MFS mutual funds, call your
investment professional or, for an information
kit, call toll free: 1-800-637-2929 any business
day from 9 a.m. to 5 p.m. Eastern time (or leave a
message anytime).

+ MFS Investment Management

-------------------------------------------------------------------------------
MFS(R) PRIVACY POLICY

Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about every MFS investment product and service that we offer and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information; we maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

o data from investment applications and other forms

o share balances and transactional history with us, our affiliates, or others

o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may share information with companies or financial institutions that perform marketing services on our behalf or to other financial institutions with which we have joint marketing arrangements.

Access to your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards that comply with applicable federal regulations.

If you have any questions about MFS" privacy policy, please call
1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.
-------------------------------------------------------------------------------

PERFORMANCE SUMMARY

Currently, each fund offers Class A and/or Class I shares, which are available for purchase at net asset value only by residents of the Commonwealth of Massachusetts who are employees (or certain relatives of employees) of MFS and its affiliates or members of the governing boards of the various funds sponsored by MFS.

Because mutual funds are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for the applicable time periods. Performance results include the deduction of the maximum sales charge and reflect the percentage change in net asset value, including reinvestment of dividends. (See Notes to Performance Summary for more information.) It is not possible to invest directly in an index.

MFS EUROPEAN EQUITY FUND(1)(2)(3)
TOTAL RATES OF RETURN THROUGH JANUARY 31, 2003
CLASS A
                                                                       6 Months            1 Year          3 Years            Life*
-----------------------------------------------------------------------------------------------------------------------------------
Cumulative Total Return Excluding Sales Charge                           -7.34%           -13.03%          -22.34%           -8.97%
-----------------------------------------------------------------------------------------------------------------------------------
Average Annual Total Return Excluding Sales Charge                         --             -13.03%          - 8.08%           -2.65%
-----------------------------------------------------------------------------------------------------------------------------------
Average Annual Total Return Including Sales Charge**                       --             -18.04%          - 9.88%           -4.29%
-----------------------------------------------------------------------------------------------------------------------------------
CLASS I
                                                                       6 Months            1 Year          3 Years            Life*
-----------------------------------------------------------------------------------------------------------------------------------
Cumulative Total Return (No Sales Charge)                                -7.30%           -13.08%          -22.12%           -7.83%
-----------------------------------------------------------------------------------------------------------------------------------
Average Annual Total Return (No Sales Charge)                              --             -13.08%          - 7.99%           -2.31%
-----------------------------------------------------------------------------------------------------------------------------------
 * For the period from the commencement of the fund's investment operations, August 3, 1999, through January 31, 2003.
** Takes into account the maximum sales charge of 5.75%.

MFS INTERNATIONAL EQUITY FUND(1)(2)(3)(4)
TOTAL RATES OF RETURN THROUGH JANUARY 31, 2003
CLASS A
                                                                       6 Months            1 Year          3 Years            Life*
-----------------------------------------------------------------------------------------------------------------------------------
Cumulative Total Return Excluding Sales Charge                           -7.23%           -12.64%             --            -32.21%
-----------------------------------------------------------------------------------------------------------------------------------
Average Annual Total Return Excluding Sales Charge                         --             -12.64%             --            -16.97%
-----------------------------------------------------------------------------------------------------------------------------------
Average Annual Total Return Including Sales Charge**                       --             -17.66%             --            -19.29%
-----------------------------------------------------------------------------------------------------------------------------------
 * For the period from the commencement of the fund's investment operations, December 29, 2000, through January 31, 2003.
** Takes into account the maximum sales charge of 5.75%.

NOTES TO PERFORMANCE SUMMARY

Performance results reflect any applicable subsidies and waivers in effect during the period shown; without these, the results would have been less favorable. See the prospectus and financial statements for details. All results are historical and include the reinvestment of any dividends and capital gains.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE PERFORMANCE SHOWN ABOVE DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDUCTION OF FUND SHARES.

MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND MORE RECENT RETURNS MAY BE DIFFERENT FROM THOSE SHOWN. VISIT WWW.MFS.COM FOR MORE CURRENT PERFORMANCE RESULTS.

RISK CONSIDERATIONS

(1) Investments in foreign and/or emerging market securities may be unfavorably affected by interest rates, currency exchange rates, economic, and political conditions.

(2) The portfolio may participate in the initial public offering (IPO) market, and a significant portion of the portfolio's returns may be attributable to investment in IPOs, which may have greater impact on performance of a portfolio while its asset base is small. There is no guarantee the portfolio will experience similar performance as its assets grow.

(3) The portfolio may invest a substantial amount of its assets in issuers located in a single or limited number of countries, and is more susceptible to adverse economic, political or regulatory developments affecting those countries than is a portfolio that invests more broadly.

(4) When concentrating on one issuer, the portfolio is more sensitive to changes in the value of securities of these issuers.

These risks may increase share price volatility. Please see the prospectus for details.

PORTFOLIO OF INVESTMENTS (Unaudited) - January 31, 2003

MFS EUROPEAN EQUITY FUND

Stocks - 97.2%
-----------------------------------------------------------------------------------------------------
ISSUER                                                                      SHARES              VALUE
-----------------------------------------------------------------------------------------------------
Foreign Stocks - 96.6%
  Austria - 0.8%
    Erste Bank der Oesterreichischen Sparkassen AG (Banks &
      Credit Cos.)                                                              93       $      6,232
-----------------------------------------------------------------------------------------------------
  Belgium - 1.6%
    Fortis - Units (Banks & Credit Cos.)                                       770       $     12,038
    Fortis (Banks & Credit Cos.)                                                40                629
                                                                                         ------------
                                                                                         $     12,667
-----------------------------------------------------------------------------------------------------
  Denmark - 1.9%
    Danske Bank (Banks & Credit Cos.)                                          940       $     15,279
-----------------------------------------------------------------------------------------------------
  France - 11.8%
    April Group (Insurance)                                                    260       $      3,825
    Aventis S.A. (Medical & Health Products)                                   240             12,185
    Carrefour S.A. (Supermarket)                                               320             12,714
    Generale de Sante (Medical & Health Technology Services)                   435              4,335
    Sanofi-Synthelabo S.A. (Medical & Health Products)                         390             20,374
    Schneider Electric S.A. (Electrical Equipment)                             216              9,431
    Societe Television Francaise 1 (Media)                                     119              2,927
    Total Fina Elf S.A., "B" (Oils)                                            225             30,345
                                                                                         ------------
                                                                                         $     96,136
-----------------------------------------------------------------------------------------------------
  Germany - 7.1%
    Bayerische Motoren Werke AG (Automotive)                                   410       $     12,001
    Celanese AG (Chemicals)                                                    263              5,140
    Deutsche Boerse AG (Financial Institutions)                                155              5,770
    Fresenius Medical Care AG (Medical Supplies)                               370             12,595
    Linde AG (Conglomerates)                                                   240              7,801
    Porsche AG (Automotive)                                                     24              9,664
    Schering AG (Medical & Health Products)                                     63              2,515
    Stada Arzneimittel AG (Medical & Health Products)                           50              2,336
                                                                                         ------------
                                                                                         $     57,822
-----------------------------------------------------------------------------------------------------
  Ireland - 3.3%
    Anglo Irish Bank Corp. PLC (Banks & Credit Cos.)*                          600       $      4,358
    Bank of Ireland (Banks & Credit Cos.)                                    1,495             15,251
    Irish Life & Permanent PLC (Financial Institutions)                        630              6,900
                                                                                         ------------
                                                                                         $     26,509
-----------------------------------------------------------------------------------------------------
  Netherlands - 11.4%
    Akzo Nobel N.V. (Chemicals)                                                280       $      7,351
    Euronext N.V. (Business Services)                                          470              9,291
    Fugro N.V. (Engineering)*                                                  194              8,104
    Koninklijke KPN N.V. (Telecommunications - Wireline)                     2,570             18,021
    Koninklijke Philips Electronics N.V. (Electronics)                         950             16,118
    OPG Groep N.V. (Medical & Health Products)                                  45              1,512
    Unilever N.V. (Consumer Goods & Services)                                  350             19,656
    VNU N.V. (Printing & Publishing)*                                          474             12,353
                                                                                         ------------
                                                                                         $     92,406
-----------------------------------------------------------------------------------------------------
  Norway - 0.8%
    DnB Holding ASA (Banks & Credit Cos.)                                      800       $      3,836
    Storebrand ASA (Insurance)                                                 800              2,814
                                                                                         ------------
                                                                                         $      6,650
-----------------------------------------------------------------------------------------------------
  Spain - 6.1%
    Altadis S.A. (Tobacco)                                                     400       $      9,136
    Compania de Distribucion Integral Logista, S.A
      (Printing & Publishing)                                                  330              6,892
    Iberdrola S.A. (Utilities - Electric)                                      830             12,184
    Telefonica, S.A. (Telecommunications - Wireline)                         2,258             21,773
                                                                                         ------------
                                                                                         $     49,985
-----------------------------------------------------------------------------------------------------
  Sweden - 1.3%
    Alfa Laval (Engineering)*                                                  670       $      4,552
    Capio AB (Medical & Health Technology Services)                            940              6,440
                                                                                         ------------
                                                                                         $     10,992
-----------------------------------------------------------------------------------------------------
  Switzerland - 14.3%
    Converium Holding AG (Insurance)                                           305       $     14,117
    Credit Suisse Group (Banks & Credit Cos.)                                  240              5,151
    Givaudan S.A. (Chemicals)                                                   12              5,010
    Nestle S.A. (Food & Beverage Products)                                      30              6,230
    Novartis AG (Medical & Health Products)                                    895             32,722
    Straumann Holding AG (Medical & Health Products)                            80              5,791
    Syngenta AG (Chemicals)                                                    365             22,018
    Synthes-Stratec, Inc. (Medical & Health Products)                           13              7,120
    UBS AG (Banks & Credit Cos.)                                               414             17,875
                                                                                         ------------
                                                                                         $    116,034
-----------------------------------------------------------------------------------------------------
  United Kingdom - 36.2%
    AstraZeneca PLC (Medical & Health Products)                                770       $     26,025
    Aviva PLC (Insurance)*                                                   1,480              9,560
    BHP Billiton PLC (Minerals)                                              2,470             11,537
    BP Amoco PLC (Oils)*                                                     6,201             38,960
    British Sky Broadcasting Group PLC (Broadcasting)                          880              8,575
    BT Group PLC (Telecommunications - Wireline)*                            3,330              9,502
    Diageo PLC (Food & Beverage Products)*                                   2,375             24,257
    GKN PLC (Industrial)*                                                      970              2,983
    Intertek Testing Servicing PLC (Business Services)                       1,200              7,026
    Johnson Service Group PLC (Business Services)                            1,160              5,724
    Johnston Press PLC (Printing & Publishing)                               1,591              8,962
    Kingfisher PLC (Retail)                                                  4,400             13,931
    Lloyds TSB Group PLC (Banks & Credit Cos.)*                              1,860             11,594
    Lonmin (Metals & Minerals)*                                                500              6,250
    Marks & Spencer Group PLC (Retail)*                                      1,600              7,829
    National Grid Group PLC (Utilities - Electric)                           1,200              7,835
    NEXT PLC (Retail)*                                                       1,323             16,537
    Reckitt Benckiser PLC (Consumer Goods & Services)*                         670             11,626
    Reed International PLC (Printing & Publishing)                           1,985             15,410
    Rio Tinto PLC (Mining)*                                                    610             11,156
    Royal Bank of Scotland Group PLC (Banks & Credit Cos.)*                  1,338             29,466
    Securicor PLC (Business Services)                                        3,700              4,899
    St. Jame's Place Capital PLC (Insurance)                                 1,960              4,078
                                                                                         ------------
                                                                                         $    293,722
-----------------------------------------------------------------------------------------------------
Total Foreign Stocks                                                                     $    784,434
-----------------------------------------------------------------------------------------------------

U.S. Stocks - 0.6%
  Business Services - 0.6%
    Manpower, Inc.                                                             135       $      4,682
-----------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $838,217)                                                 $    789,116
-----------------------------------------------------------------------------------------------------
Short-Term Obligations - 2.5%
-----------------------------------------------------------------------------------------------------
                                                                  PRINCIPAL AMOUNT
                                                                     (000 OMITTED)
-----------------------------------------------------------------------------------------------------
    General Electric Capital Corp., due 2/03/03                          $       6       $      6,000
    UBS Finance, Inc., due 2/03/03                                              14             13,999
-----------------------------------------------------------------------------------------------------
Total Short-Term Obligations, at Amortized Cost                                          $     19,999
-----------------------------------------------------------------------------------------------------
Rights - 0.1%
-----------------------------------------------------------------------------------------------------
                                                                            SHARES
-----------------------------------------------------------------------------------------------------
    Telefonica, S.A. (Telecommunications - Wireline)*
      (Identified Cost, $440)                                                2,258       $        436
-----------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $858,656)                                            $    809,551
Other Assets, Less Liabilities - 0.2%                                                           1,978
-----------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                      $    811,529
-----------------------------------------------------------------------------------------------------

* Non-income producing security.

See notes to financial statements.

PORTFOLIO OF INVESTMENTS (Unaudited) - continued

MFS INTERNATIONAL EQUITY FUND

Stocks - 93.4%
-------------------------------------------------------------------------------------------------------
ISSUER                                                                      SHARES                VALUE
-------------------------------------------------------------------------------------------------------
Foreign Stocks - 93.4%
  Australia - 3.3%
    Australia and New Zealand Banking Group Ltd.
      (Banks and Credit Cos.)                                                  110       $      5,555
    Coles Myer Ltd. (Retail)                                                   115              3,380
    News Corp. Ltd., ADR (Media)                                               191              5,071
                                                                                         ------------
                                                                                         $     14,006
-----------------------------------------------------------------------------------------------------
  Canada - 3.6%
    Bank of Nova Scotia (Banks and Credit Cos.)                                 90       $      3,004
    Encana Corp. (Utilities - Gas)                                             385             12,093
                                                                                         ------------
                                                                                         $     15,097
-----------------------------------------------------------------------------------------------------
  China - 1.6%
    Huaneng Power International, Inc. (Utilities - Electric)                   210       $      6,873
-----------------------------------------------------------------------------------------------------
  Denmark - 2.0%
    Danske Bank AS (Banks and Credit Cos.)                                     520       $      8,444
-----------------------------------------------------------------------------------------------------
  France - 7.2%
    Aventis (Pharmaceuticals)                                                  175       $      8,969
    Sanofi-Synthelabo S.A. (Medical and Health Products)*                      405             10,833
    Total Fina S.A. (Oils)                                                     157             10,662
                                                                                         ------------
                                                                                         $     30,464
-----------------------------------------------------------------------------------------------------
  Germany - 4.7%
    Bayerische Motoren Werke AG (Automotive)*                                  290       $      8,338
    Celanese AG (Chemicals)*                                                   190              3,671
    Fresenius Medical Care AG (Medical Supplies)                               472              5,230
    Schering AG (Pharmaceuticals)                                               66              2,666
                                                                                         ------------
                                                                                         $     19,905
-----------------------------------------------------------------------------------------------------
  Ireland - 2.1%
    Bank of Ireland (Bank and Credit Cos.)                                     215       $      8,880
-----------------------------------------------------------------------------------------------------
  Japan - 12.7%
    Brother Inds. Ltd. (Electrical Equipment)                                  180       $     11,106
    Canon, Inc. (Special Products and Services)                                330             11,682
    Honda Motor Co., Ltd. (Automotive)                                         543              9,068
    Nissan Motor Co., Ltd. (Automotive)                                        340              5,202
    Shiseido Ltd. (Consumer Goods and Services)                                900             10,730
    Sony Corp., ADR (Electronics)                                              146              5,833
                                                                                         ------------
                                                                                         $     53,621
-----------------------------------------------------------------------------------------------------
  Mexico - 1.4%
    America Movil S.A. de C.V., ADR (Telecommunications)                       170       $      2,395
    Coca-Cola Femsa, S.A. de C.V. (Beverages)                                  200              3,658
                                                                                         ------------
                                                                                         $      6,053
-----------------------------------------------------------------------------------------------------
  Netherlands - 10.5%
    Akzo Nobel N.V. (Chemicals)                                                198       $      5,217
    Fortis (Banks and Credit Cos.)                                             350              5,470
    Koninklijke (Royal) Philips Electronics N.V
      (Electronics)                                                            370              6,360
    Royal KPN N.V. (Telecommunications)*                                     1,205              8,411
    Unilever N.V. (Consumer Products)                                          197             11,172
    VNU N.V. (Publishing)                                                      309              8,051
                                                                                         ------------
                                                                                         $     44,681
-----------------------------------------------------------------------------------------------------
  New Zealand - 1.5%
    Telecom Corp. of New Zealand Ltd. (Utilities -
      Telephone)                                                               330       $      6,379
-----------------------------------------------------------------------------------------------------
  Singapore - 1.4%
    United Overseas Bank Ltd. (Banks and Credit Cos.)                          495       $      5,977
-----------------------------------------------------------------------------------------------------
  Spain - 2.3%
    Telefonica de Espana S.A. (Telecommunications)                             327       $      9,548
-----------------------------------------------------------------------------------------------------
  Switzerland - 11.1%
    Converium Holding AG (Chemicals)*                                          374       $      8,662
    Novartis AG, ADR (Pharmaceuticals)                                         480             17,798
    Syngenta AG (Chemicals)                                                    970             11,883
    UBS AG (Financial Services)*                                               200              8,784
                                                                                         ------------
                                                                                         $     47,127
-----------------------------------------------------------------------------------------------------
  United Kingdom - 28.0%
    AstraZeneca PLC, ADR (Pharmaceuticals)                                     265       $      9,100
    BHP Billiton PLC (Metals and Minerals)                                     750              7,002
    BP Amoco PLC (Oils)                                                        490             19,115
    British Sky Broadcast Group PLC (Broadcasting)*                            166              6,640
    BT Group PLC (Telecommunications)                                          190              5,556
    Diageo PLC (Food and Beverage Products)                                    318             13,118
    Kingfisher PLC (Retail)                                                    850              5,440
    Lloyds TSB Group PLC (Banks and Credit Cos.)                               213              5,613
    Lonmin PLC (Metals and Mining)                                             240              2,998
    Marks & Spencer Group PLC (Retail)                                         195              5,721
    National Grid Group PLC (Utilities - Electric)                             193              6,340
    Reed International PLC (Publishing)                                        285              8,992
    Rio Tinto PLC (Mining)                                                     122              9,040
    Royal Bank of Scotland Group PLC (Banks and Credit
      Cos.)*                                                                   630             13,702
                                                                                         ------------
                                                                                         $    118,377
-----------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $419,880)                                                 $    395,432
-----------------------------------------------------------------------------------------------------
Short-Term Obligations - 5.4%
-----------------------------------------------------------------------------------------------------
                                                                  PRINCIPAL AMOUNT
                                                                     (000 OMITTED)
-----------------------------------------------------------------------------------------------------
    General Electric Capital Corp., due 2/03/03                           $     16       $     15,999
    UBS Finance, Inc., due 2/03/03                                               7              6,999
-----------------------------------------------------------------------------------------------------
Total Short-Term Obligations, at Amortized Cost                                          $     22,998
-----------------------------------------------------------------------------------------------------
Repurchase Agreement - 1.4%
-----------------------------------------------------------------------------------------------------
    Merrill Lynch, dated 01/31/03, due 02/03/03, total to be
      received $6,001 (secured by various U.S. Treasury and
      Federal Agency obligations in a jointly traded
      account), at Cost                                                  $       6       $      6,000
-----------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $448,878)                                            $    424,430
Other Assets, Less Liabilities - (0.2)%                                                          (963)
-----------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                      $    423,467
-----------------------------------------------------------------------------------------------------

* Non-income producing security.

See notes to financial statements.

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (Unaudited)
----------------------------------------------------------------------------------------------------------
                                                                     MFS EUROPEAN        MFS INTERNATIONAL
JANUARY 31, 2003                                                      EQUITY FUND              EQUITY FUND
----------------------------------------------------------------------------------------------------------
Assets:
  Investments -
    Identified cost                                                    $  858,656                $ 448,878
    Unrealized depreciation                                               (49,105)                 (24,448)
                                                                       ----------                ---------
      Total investments, at value                                      $  809,551                $ 424,430
    Cash                                                                      937                      102
    Foreign currency, at value (identified cost, $234)                        231                     --
    Receivable for investments sold                                        17,222                     --
    Interest and dividends receivable                                       1,078                      369
                                                                       ----------                ---------
      Total assets                                                     $  829,019                $ 424,901
                                                                       ----------                ---------
Liabilities:
    Payable for investments purchased                                      17,468                    1,420
    Payable to affiliates -
      Management fee                                                           17                       12
      Reimbursement fee                                                         5                        2
                                                                       ----------                ---------
      Total liabilities                                                $   17,490                $   1,434
                                                                       ----------                ---------
Net assets                                                             $  811,529                $ 423,467
                                                                       ----------                ---------
Net assets consist of:
    Paid-in capital                                                    $1,076,760                $ 555,300
    Unrealized depreciation on investments and translation of
      assets and liabilities in foreign currencies                        (49,005)                 (24,448)
    Accumulated net realized loss on investments and foreign
      currency transactions                                              (217,560)                (107,045)
    Accumulated undistributed (distributions in excess of) net
      investment income                                                     1,334                     (340)
                                                                       ----------                ---------
      Total                                                            $  811,529                $ 423,467
                                                                       ----------                ---------
Shares of beneficial interest outstanding:
    Class A                                                                68,396                   63,181
    Class I                                                                49,439                     --
                                                                       ----------                ---------
      Total shares of beneficial interest outstanding                     117,835                $  63,181
                                                                       ----------                ---------
Net assets:
    Class A                                                            $  469,870                $ 423,467
    Class I                                                               341,659                     --
                                                                       ----------                ---------
      Total net assets                                                 $  811,529                $ 423,467
                                                                       ----------                ---------
Class A shares:
    Net asset value per share
      (net assets of / shares of beneficial interest outstanding)        $6.87                     $6.70
                                                                         -----                     -----
    Offering price per share (100 / 94.25 of net asset value per
      share)                                                             $7.29                     $7.11
                                                                         -----                     -----
Class I shares:
    Net asset value, offering price, and redemption price per share
      (net assets / shares of beneficial interest outstanding)           $6.91                       --
                                                                         -----                     -----

On sales of $50,000 or more, the offering price of Class A shares is reduced.
A contingent deferred sales charge may be imposed on redemptions of Class A shares.

See notes to financial statements.

FINANCIAL STATEMENTS - continued

Statements of Operations (Unaudited)
----------------------------------------------------------------------------------------------------------
                                                                   MFS EUROPEAN          MFS INTERNATIONAL
SIX MONTHS ENDED JANUARY 31, 2003                                   EQUITY FUND                EQUITY FUND
----------------------------------------------------------------------------------------------------------
Net investment income (loss):
  Income -
    Interest                                                          $     183                  $     218
    Dividends                                                             6,361                      3,122
    Foreign taxes withheld                                                 (695)                      (351)
                                                                      ---------                  ---------
      Total investment income                                         $   5,849                  $   2,989
                                                                      ---------                  ---------
  Expenses -
    Management fee                                                    $   3,234                  $   2,232
    Shareholder servicing agent fee                                         430                        223
    Distribution and service fee (Class A)                                 --                          781
    Administrative fee                                                       12                          6
    Custodian fee                                                         4,292                      1,027
    Printing                                                             15,827                      5,645
    Postage                                                                  63                          1
    Auditing fees                                                        16,440                     11,820
    Legal fees                                                               81                        193
    Registration fees                                                     1,052                      1,073
    Miscellaneous                                                         3,678                      1,736
                                                                      ---------                  ---------
      Total expenses                                                  $  45,109                  $  24,737
    Fees paid indirectly                                                    (22)                       (86)
    Reduction of expenses by investment
      adviser and distributor                                           (40,776)                   (21,861)
                                                                      ---------                  ---------
      Net expenses                                                    $   4,311                  $   2,790
                                                                      ---------                  ---------
        Net investment income                                         $   1,538                  $     199
                                                                      ---------                  ---------
Realized and unrealized gain (loss) on investments:
  Realized gain (loss) (identified cost basis) -
    Investment transactions                                           $ (64,037)                 $ (26,441)
    Foreign currency transactions                                            45                         (9)
                                                                      ---------                  ---------
      Net realized loss on investments and foreign currency
        transactions                                                  $ (63,992)                 $ (26,450)
                                                                      ---------                  ---------
  Change in unrealized appreciation (depreciation)
    Investments                                                       $  (1,533)                 $  (6,332)
    Translation of assets and liabilities in foreign currencies              45                       --
                                                                      ---------                  ---------
      Net unrealized loss on investments and foreign currency
        translation                                                   $  (1,488)                 $  (6,332)
                                                                      ---------                  ---------
        Net realized and unrealized loss
          on investments and foreign currency                         $ (65,480)                 $ (32,782)
                                                                      ---------                  ---------
          Decrease in net assets from operations                      $ (63,942)                 $ (32,583)
                                                                      ---------                  ---------

See notes to financial statements.

FINANCIAL STATEMENTS - continued

Statements of Changes in Net Assets
-----------------------------------------------------------------------------------------------------------------------------
                                             MFS EUROPEAN EQUITY FUND                   MFS INTERNATIONAL EQUITY FUND
                                             --------------------------------    --------------------------------------------
                                       SIX MONTHS ENDED            YEAR ENDED         SIX MONTHS ENDED             YEAR ENDED
                                       JANUARY 31, 2003         JULY 31, 2002         JANUARY 31, 2003          JULY 31, 2002
                                            (UNAUDITED)                                    (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
From operations -
  Net investment income                       $   1,538             $   6,782                $     199              $   2,351
  Net realized loss on investments and
    foreign currency transactions               (63,992)              (76,982)                 (26,450)               (62,699)
  Net unrealized gain (loss) on
    investments and foreign currency
    translation                                  (1,488)              (34,614)                  (6,332)                 8,012
                                              ---------             ---------                ---------              ---------
      Decrease in net assets from
        operations                            $ (63,942)            $(104,814)               $ (32,583)             $ (52,336)
                                              ---------             ---------                ---------              ---------
Distributions declared to shareholders -
  From net investment income (Class A)        $  (4,382)            $  (2,842)               $  (2,872)             $  (1,231)
  From net investment income (Class I)           (2,996)                 (294)                    --                     --
                                              ---------             ---------                ---------              ---------
      Total distributions declared to
        shareholders                          $  (7,378)            $  (3,136)               $  (2,872)             $  (1,231)
                                              ---------             ---------                ---------              ---------
Net increase (decrease) in net assets
  from fund share transactions                $ (55,619)            $ 456,351                $   2,870              $ 252,230
                                              ---------             ---------                ---------              ---------
      Total increase (decrease) in net
        assets                                $(126,939)            $ 348,401                $ (32,585)             $ 198,663
Net assets:
  At beginning of period                        938,468               590,067                  456,052                257,389
                                              ---------             ---------                ---------              ---------
  At end of period                            $ 811,529             $ 938,468                $ 423,467              $ 456,052
                                              ---------             ---------                ---------              ---------
Accumulated undistributed (distributions
  in excess of) net investment income
  included in net assets at end of
  period                                      $   1,334             $   7,174                $    (340)             $   2,333
                                              ---------             ---------                ---------              ---------

See notes to financial statements.

FINANCIAL STATEMENTS - continued

Financial Highlights
--------------------------------------------------------------------------------------------------------------------------
                                                                           YEAR ENDED JULY 31,
                                       SIX MONTHS ENDED                    -------------------                PERIOD ENDED
                                       JANUARY 31, 2003                   2002               2001         JULY 31, 2000(2)
MFS EUROPEAN EQUITY FUND                    (UNAUDITED)
--------------------------------------------------------------------------------------------------------------------------
                                                CLASS A
--------------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period            $ 7.48                 $ 8.49             $13.21                   $10.00
                                                 ------                 ------             ------                   ------
Income from investment operations(5) -
  Net investment income(1)                       $ 0.01                 $ 0.06             $ 0.06                   $ 0.10
  Net realized and unrealized
    gain (loss) on investments
    and foreign currency                          (0.56)                 (1.03)             (2.04)                    3.20
                                                 ------                 ------             ------                   ------
      Total from investment
        operations                               $(0.55)                $(0.97)            $(1.98)                  $ 3.30
                                                 ------                 ------             ------                   ------
Less distributions declared to
  shareholders -
  From net investment income                     $(0.06)                $(0.04)            $(0.08)                  $(0.01)
  From net realized gain on
    investments and foreign
    currency transactions                          --                     --                (2.64)                   (0.08)
  In excess of net realized gain
    on investments and foreign
    currency transactions                          --                     --                (0.02)                    --
                                                 ------                 ------             ------                   ------
      Total distributions
        declared to shareholders                 $(0.06)                $(0.04)            $(2.74)                  $(0.09)
                                                 ------                 ------             ------                   ------
Net asset value - end of period                  $ 6.87                 $ 7.48             $ 8.49                   $13.21
                                                 ------                 ------             ------                   ------
Total return(7)                                   (7.34)%(4)            (11.45)%           (16.67)%                  33.15%(4)
Ratios (to average net assets)/Supplemental data(1):
  Expenses(6)                                      1.01%(3)               1.01%              1.06%                    1.00%(3)
  Net investment income                            0.34%(3)               0.70%              0.59%                    0.82%(3)
Portfolio turnover                                   54%                   133%               104%                     143%
Net assets at end of period (000 Omitted)          $470                   $534               $590                     $677

(1) Subject to reimbursement by the fund, the investment adviser voluntarily agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management fees. In consideration, the fund pays the investment adviser a reimbursement fee not greater than 0.25% of the average daily net assets. To the extent actual expenses were over this limitation, the net investment loss per share and ratios would have been:

      Net investment loss                        $(0.33)                $(0.62)            $(0.77)                  $(0.68)
      Ratios (to average net assets):
        Expenses(6)                               10.46%(3)               9.30%              9.30%                    7.51%(3)
        Net investment loss                       (9.11)%(3)             (7.59)%            (7.65)%                  (5.69)%(3)

(2) For the period from the commencement of the fund's investment operations, August 3, 1999, through July 31, 2000.
(3) Annualized.
(4) Not annualized.
(5) Per share data are based on average shares outstanding.
(6) Ratios do not reflect expense reductions from certain expense offset arrangements.
(7) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements.

FINANCIAL STATEMENTS - continued

Financial Highlights
--------------------------------------------------------------------------------------------------------------------------
                                                                            YEAR ENDED JULY 31,
                                       SIX MONTHS ENDED                     --------------------              PERIOD ENDED
                                       JANUARY 31, 2003                   2002               2001         JULY 31, 2000(2)
MFS EUROPEAN EQUITY FUND                    (UNAUDITED)
--------------------------------------------------------------------------------------------------------------------------
                                                CLASS I
--------------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period            $ 7.52                 $ 8.52             $13.22                   $ 9.93
                                                 ------                 ------             ------                   ------
Income from investment operations(6) -
  Net investment income(1)                       $ 0.01                 $ 0.12             $ 0.08                   $ 0.07
  Net realized and unrealized
    gain (loss) on investments
    and foreign currency                          (0.56)                 (1.08)             (2.04)                    3.31
                                                 ------                 ------             ------                   ------
      Total from investment
        operations                               $(0.55)                $(0.96)            $(1.96)                  $ 3.38
                                                 ------                 ------             ------                   ------
Less distributions declared to shareholders -
  From net investment income                     $(0.06)                $(0.04)            $(0.08)                  $(0.01)
  From net realized gain on
    investments and foreign
    currency transactions                          --                     --                (2.64)                   (0.08)
  In excess of net realized gain
    on investments and foreign
    currency transactions                          --                     --                (0.02)                    --
                                                 ------                 ------             ------                   ------
      Total distributions
        declared to shareholders                 $(0.06)                $(0.04)            $(2.74)                  $(0.09)
                                                 ------                 ------             ------                   ------
Net asset value - end of period                  $ 6.91                 $ 7.52             $ 8.52                   $13.22
                                                 ------                 ------             ------                   ------
Total return                                      (7.30)%(4)            (11.30)%           (16.46)%                  34.18%(4)
Ratios (to average net assets)/Supplemental data(1):
  Expenses(7)                                      1.01%(3)               1.01%              1.06%                    1.00%(3)
  Net investment income                            0.37%(3)               1.53%              0.79%                    0.58%(3)
Portfolio turnover                                   54%                   133%               104%                     143%
Net assets at end of period (000 Omitted)          $342                   $405               $  0(5)                  $  0(5)

(1) Subject to reimbursement by the fund, the investment adviser voluntarily agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management fees. In consideration, the fund pays the investment adviser a reimbursement fee not greater than 0.25% of the average daily net assets. To the extent actual expenses were over this limitation, the net investment loss per share and ratios would have been:

     Net investment loss                         $(0.33)                $(0.53)            $(0.77)                  $(0.76)
     Ratios (to average net assets):
       Expenses(7)                                10.46%(3)               9.30%              9.30%                    7.51%(3)
       Net investment loss                        (9.08)%(3)             (6.76)%            (7.45)%                  (5.93)%(3)

(2) For the period from the inception of Class I shares, August 4, 1999, through July 31, 2000.
(3) Annualized.
(4) Not annualized.
(5) Class I net assets were less than $500.
(6) Per share data are based on average shares outstanding.
(7) Ratios do not reflect expense reductions from certain expense offset arrangements.

See notes to financial statements.

FINANCIAL STATEMENTS - continued

Financial Highlights
-------------------------------------------------------------------------------------------------------------------
                                            SIX MONTHS ENDED                  YEAR ENDED               PERIOD ENDED
                                            JANUARY 31, 2003               JULY 31, 2002           JULY 31, 2001(2)
MFS INTERNATIONAL EQUITY FUND                    (UNAUDITED)
-------------------------------------------------------------------------------------------------------------------
                                                     CLASS A
-------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period                 $ 7.27                      $ 8.57                     $10.00
                                                      ------                      ------                     ------
Income from investment operations(6) -
  Net investment income(1)                            $ 0.00(5)                   $ 0.05                     $ 0.04
  Net realized and unrealized loss on
    investments                                        (0.52)                      (1.31)                     (1.47)
                                                      ------                      ------                     ------
      Total from investment operations                $(0.52)                     $(1.26)                    $(1.43)
                                                      ------                      ------                     ------
Less distributions declared to shareholders -
  From net investment income                          $(0.05)                     $(0.04)                    $ --
                                                      ------                      ------                     ------
Net asset value - end of period                       $ 6.70                      $ 7.27                     $ 8.57
                                                      ------                      ------                     ------
Total return(8)                                        (7.23)%(4)                 (14.73)%                   (14.30)%(4)
Ratios (to average net assets)/Supplemental data(1):
  Expenses(7)                                           1.29%(3)                    1.29%                      1.29%(3)
  Net investment income                                 0.09%(3)                    0.67%                      0.76%(3)
Portfolio turnover                                        41%                        141%                        55%
Net assets at end of period (000 Omitted)               $423                        $456                       $257

(1) Subject to reimbursement by the fund, the investment adviser voluntarily agreed, under a temporary expense reimbursement agreement, to pay all of the fund's operating expenses, exclusive of management and distribution and service fees. In consideration, the fund pays the investment adviser a reimbursement fee not greater than 0.25% of the average daily net assets. In addition the distributor voluntarily waived its fee for the period indicated. To the extent actual expenses were over this limitation and the waiver had not been in place, the net investment loss per share and ratios would have been:

     Net investment loss                              $(0.34)                     $(0.82)                    $(0.83)
     Ratios (to average net assets):
       Expenses(7)                                     11.08%(3)                   12.57%                     17.47%(3)
       Net investment loss                             (9.70)%(3)                 (10.61)%                   (15.42)%(3)

(2) For the period from the commencement of the fund's investment operations, December 29, 2000, through July 31,
    2001.
(3) Annualized.
(4) Not annualized.
(5) Per share amount was less than $0.01.
(6) Per share data are based on average shares outstanding.
(7) Ratios do not reflect expense reductions from certain expense offset arrangements.
(8) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(1) Business and Organization
MFS European Equity Fund and MFS International Equity Fund ("the funds") are each a diversified series of MFS Series Trust X (the "trust"). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies
General - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The funds can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

Investment Valuations - Equity securities listed on securities exchanges or reported through the NASDAQ system are reported at market value using last sale prices. Unlisted equity securities or listed equity securities for which last sale prices are not available are reported at market value using last quoted bid prices. Short-term obligations, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Securities for which there are no such quotations or valuations are valued in good faith at the direction of the Trustees.

Repurchase Agreements - The funds may enter into repurchase agreements with institutions that the funds" investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The funds require that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the funds to obtain those securities in the event of a default under the repurchase agreement. The funds monitor, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the funds under each such repurchase agreement. The funds, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Foreign Currency Translation - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Forward Foreign Currency Exchange Contracts - The funds may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The funds may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the funds may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The funds may also use contracts in a manner intended to protect foreign currency-denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the funds may enter into contracts with the intent of changing the relative exposure of the funds" portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

Investment Transactions and Income - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Some securities may be purchased on a "when-issued" or "forward delivery" basis, which means that the securities will be delivered to the funds at a future date, usually beyond customary settlement time.

Fees Paid Indirectly - Each fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the funds. During the period, each fund's custodian fees were reduced under this arrangement. The MFS European Equity Fund has entered into a directed brokerage agreement, under which the broker will credit the fund a portion of the commissions generated, to offset certain expenses of the fund. These amounts are shown as a reduction of total expenses on the Statement of Operations.

                                             MFS EUROPEAN    MFS INTERNATIONAL
                                              EQUITY FUND          EQUITY FUND
------------------------------------------------------------------------------
Balance credits                                   $  (22)              $  (86)

Tax Matters and Distributions - Each fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The funds distinguish between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for currency transactions and capital losses.

The tax character of distributions declared for the years ended July 31, 2002 and July 31, 2001 were as follows:

                              EUROPEAN EQUITY FUND    INTERNATIONAL EQUITY FUND
                              --------------------    -------------------------
                              JULY 31,    JULY 31,          JULY 31,   JULY 31,
                                 2002       2001              2002       2001
-------------------------------------------------------------------------------
Distributions declared from:
  Ordinary income                 $3,136   $140,825         $1,231      $  --

As of July 31, 2002 the components of distributable earnings (accumulated losses) on a tax basis were as follows:

                                                  EUROPEAN        INTERNATIONAL
                                               EQUITY FUND          EQUITY FUND
-------------------------------------------------------------------------------
Undistributed ordinary income                    $  7,264             $  2,436
Capital loss carryforward                         (99,163)             (41,323)
Unrealized loss                                   (59,002)             (21,352)
Other temporary differences                       (43,010)             (36,140)

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on:

                                                  EUROPEAN        INTERNATIONAL
EXPIRATION DATE                                EQUITY FUND          EQUITY FUND
-------------------------------------------------------------------------------
July 31, 2009                                     $(7,123)            $(17,260)
July 31, 2010                                     (92,040)             (24,063)
                                                 --------             --------
      Total                                      $(99,163)            $(41,323)

Multiple Classes of Shares of Beneficial Interest - The funds offer multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the funds based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) Transactions with Affiliates
Investment Adviser - The funds have an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. For MFS European Equity Fund the management fee is computed daily and paid monthly at an annual rate of 0.75% of the fund's average daily net assets. For MFS International Equity Fund the management fee is computed daily and paid monthly at an annual rate of 1.00% of the fund's average daily net assets.

MFS European Equity Fund and MFS International Equity Fund each have a temporary expense reimbursement agreement whereby MFS has voluntarily agreed to pay all of the funds" operating expenses, exclusive of management. The funds in turn will pay MFS an expense reimbursement fee not greater than 0.25% of average daily net assets. To the extent that the expense reimbursement fee exceeds each fund's actual expenses, the excess will be applied to amounts paid by MFS in prior years. The reimbursement plan for MFS European Equity Fund expired on August 1, 2002. MFS voluntarily plans to extend the plan through December 1, 2003. At January 31, 2003, aggregate unreimbursed expenses amounted to $194,520, and $84,905, respectively.

The funds pays the compensation of the Independent Trustees in the form of both a retainer and attendance fees and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the funds, all of whom receive remuneration for their services to the funds from MFS. Certain officers and Trustees of the funds are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). On January 1, 2002, the Trustees terminated the Independent Trustee unfunded defined benefit plan for active Trustees and converted it to an unfunded retirement benefit deferral plan for active Trustees, which has no impact on the expenses of the funds. Under the new plan, the unfunded pension liability was converted into an equivalent value of notional shares of the funds that will fluctuate with the performance of the funds.

Administrator - The funds have an administrative services agreement with MFS to provide the funds with certain financial, legal, shareholder communications, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, the funds pays MFS an administrative fee at the following annual percentages of the fund's average daily net assets:

          First $2 billion                                   0.0175%
          Next $2.5 billion                                  0.0130%
          Next $2.5 billion                                  0.0005%
          In excess of $7 billion                            0.0000%

Distributor - MFD, a wholly owned subsidiary of MFS, as distributor, did not receive any sales charge on sales of Class A shares of the funds for the six months ended January 31, 2003.

The Trustees have adopted a distribution plan for Class A shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

Each fund's distribution plan provides that the funds will pay MFD an annual percentage of its average daily net assets attributable to certain share classes in order that MFD may pay expenses on behalf of the funds related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD based on the average daily net assets of accounts attributable to such dealers. These fees are calculated based on each class" average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                                                                  CLASS A
    ---------------------------------------------------------------------
    Distribution Fee                                                0.10%
    Service Fee                                                     0.25%
                                                                    -----
    Total Distribution Plan                                         0.35%

For the MFS European Equity Fund, payment of the 0.10% per annum Class A distribution fee and the 0.25% per annum Class A service fee will commence on such date as the Trustees of the Trust may determine. The distribution and service fees for the MFS International Equity Fund are currently being waived.

Certain Class A shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months following purchase. MFD receives all contingent deferred sales charges. There were no contingent deferred sales charges imposed on Class A shares of the funds during the six months ended January 31, 2003.

Shareholder Servicing Agent - MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholder servicing agent. The fee is calculated as a percentage of each fund's average daily net assets at an annual rate of 0.10%.

(4) Portfolio Securities
Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, were as follows:

                                                  EUROPEAN        INTERNATIONAL
                                               EQUITY FUND          EQUITY FUND
-------------------------------------------------------------------------------
Purchases                                        $450,942             $172,538
                                                 --------             --------
Sales                                            $510,006             $169,538
                                                 --------             --------

The cost and unrealized appreciation and depreciation in the value of the investments owned by the funds, as computed on a federal income tax basis, are as follows:

                                                  EUROPEAN        INTERNATIONAL
                                               EQUITY FUND          EQUITY FUND
-------------------------------------------------------------------------------
Aggregate cost                                   $870,142             $452,113
                                                 --------             --------
Gross unrealized appreciation                      19,189               10,562
Gross unrealized depreciation                    $(79,780)            $(38,245)
                                                 --------             --------
  Net unrealized depreciation                    $(60,591)            $(27,683)
                                                 --------             --------

(5) Shares of Beneficial Interest
Each fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

Class A shares

                                               EUROPEAN EQUITY FUND          INTERNATIONAL EQUITY FUND
                                               -------------------------   ---------------------------
SIX MONTHS ENDED JANUARY 31, 2003                SHARES           AMOUNT        SHARES          AMOUNT
------------------------------------------------------------------------------------------------------
Shares sold                                          20         $    150            --        $     --
Shares issued to shareholders in reinvestment
  of distributions                                  609            4,379           414           2,870
Shares reacquired                                (3,636)         (26,476)           --              --
                                                 ------         --------         -----        --------
    Net increase (decrease)                      (3,007)        $(21,947)          414        $  2,870
                                                 ------         --------         -----        --------

                                               EUROPEAN EQUITY FUND         INTERNATIONAL EQUITY FUND
                                               -------------------------   ---------------------------
YEAR ENDED JULY 31, 2002                         SHARES           AMOUNT        SHARES          AMOUNT
------------------------------------------------------------------------------------------------------
Shares sold                                       1,729         $ 14,150        32,591        $251,000
Shares issued to shareholders in reinvestment
  of distributions                                  349            2,840           156           1,230
Shares reacquired                                  (183)          (1,478)           --              --
                                                 ------         --------         -----        --------
    Net increase                                  1,895         $ 15,512        32,747        $252,230
                                                 ------         --------         -----        --------

Class I shares
                                               EUROPEAN EQUITY FUND
                                               -------------------------
SIX MONTHS ENDED JANUARY 31, 2003                SHARES           AMOUNT
------------------------------------------------------------------------
Shares sold                                       7,004         $ 50,099
Shares issued to shareholders in reinvestment
  of distributions                                  414            2,995
Shares reacquired                               (11,783)         (86,766)
                                                 ------         --------
    Net decrease                                 (4,365)        $(33,672)
                                                 ------         --------

                                               EUROPEAN EQUITY FUND
                                               -------------------------
YEAR ENDED JULY 31, 2002                         SHARES           AMOUNT
------------------------------------------------------------------------
Shares sold                                      59,458         $483,411
Shares issued to shareholders in reinvestment
  of distributions                                   36              293
Shares reacquired                                (5,710)         (42,865)
                                                 ------         --------
    Net increase                                 53,784         $440,839
                                                 ------         --------

For the six months ended January 31, 2003 and the year ended July 31, 2002, there was no Class I activity for the MFS International Equity Fund.

(6) Line of Credit
The funds and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating funds at the end of each quarter. The commitment fee allocated to the MFS European Equity Fund and MFS International Equity Fund for the six months ended January 31, 2003, were $3 and $2, respectively. The funds had no borrowings during the period.

(7) Financial Instruments
Each fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

There were no outstanding financial instruments with off-balance-sheet risk at the end of the period.


                 --------------------------------------------
             This report is prepared for the general information of
         shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current
                                  prospectus.

MFS(R) EUROPEAN EQUITY FUND

MFS(R) INTERNATIONAL EQUITY FUND

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INVESTMENT MANAGEMENT

500 Boylston Street
Boston, MA 02116-3741



(C)2003 MFS Investment Management(R).
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                           INC Xa-SEM-03/03 330